Consolidated Statement of Changes in Member's Deficit - Entity [Domain] - USD ($) $ in Thousands	Total	Noncontrolling Interest [Member]	Member's Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balances at Dec. 31, 2011	$ (7,471,941)	$ 521,794	$ 2,129,575	$ (9,857,267)	$ (266,043)
Net income (loss)	(411,190)	13,289		(424,479)
Issuance (forfeiture) of restricted stock	3,091	6,381	(3,290)
Amortization of share-based compensation	28,540	10,589	17,951
Purchases of additional noncontrolling interest	28	28
Dividend declared and paid to noncontrolling interests	(244,734)	(244,734)
Other	(17,622)	(9,228)	(8,394)
Other comprehensive income	118,637	5,878			112,759
Balances at Dec. 31, 2012	(7,995,191)	303,997	2,135,842	(10,281,746)	(153,284)
Net income (loss)	(583,517)	23,366		(606,883)
Issuance (forfeiture) of restricted stock	3,769	4,192	(423)
Amortization of share-based compensation	16,715	7,725	8,990
Dividend declared and paid to noncontrolling interests	(91,887)	(91,887)
Other	(1,259)	614	(1,873)
Other comprehensive income	(45,265)	(2,476)			(42,789)
Balances at Dec. 31, 2013	(8,696,635)	245,531	2,142,536	(10,888,629)	(196,073)
Net income (loss)	(762,158)	31,603		(793,761)
Issuance (forfeiture) of restricted stock	1,243	2,236	(993)
Amortization of share-based compensation	10,714	7,743	2,971
Purchases of additional noncontrolling interest	(48,750)	(1,944)	(42,882)		(3,924)
Dividend declared and paid to noncontrolling interests	(40,027)	(40,027)
Other	77	77
Other comprehensive income	(129,672)	(21,079)			(108,593)
Balances at Dec. 31, 2014	(9,665,208)	$ 224,140	$ 2,101,632	$ (11,682,390)	$ (308,590)
Net income (loss)	(386,634)
Purchases of additional noncontrolling interest	(20,400)
Other comprehensive income	(82,491)
Balances at Mar. 31, 2015	$ (10,153,683)